Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Basic Earnings Per Common Share
Net income	$ 1,303	$ 2,017	$ 689	$ 3,320	$ 2,281
Dividends on preferred shares and distributions payable on other equity instruments	(68)		(52)	(124)	(122)
Net income available to common shareholders	$ 1,235		$ 637	$ 3,196	$ 2,159
Weighted-average number of common shares outstanding	646,734		639,629	646,620	639,537
Basic earnings per common share	$ 1.91	$ 3.03	$ 1.00	$ 4.94	$ 3.38
Effect of dilutive instruments
Stock options potentially exercisable	6,725		3,433	5,014	3,503
Common shares potentially repurchased	(5,407)		(2,844)	(3,935)	(2,550)
Weighted-average number of diluted common shares outstanding	648,052		640,218	647,699	640,490
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,235		$ 637	$ 3,196	$ 2,159
Weighted-average number of common shares outstanding	646,734		639,629	646,620	639,537
Diluted earnings per common share	$ 1.91	$ 3.03	$ 1.00	$ 4.93	$ 3.37